Condensed Consolidated Statements Of Cash Flows (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
OPERATING ACTIVITIES:
Net income	$ 3,155,717	$ 1,552,308	$ 223,922
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation, depletion and amortization	12,000,952	11,677,640	11,742,667
Deferred income taxes	234,952	1,983	(1,118,615)
Gain on disposal of assets	(46,601)	(279,562)	(58,335)
Realized (gain) loss on sale of equity investments	(4,173,141)	(5,051,406)	79,793
Realized loss on impairment of equity investments	0	415,287	858,787
Gain on disposal of other assets	0	0	(700,000)
Postretirement benefits and pension expense	590,536	545,579	2,362,328
Change in assets and liabilities:
Receivables, net	(1,265,186)	(3,589,869)	541,937
Inventories	(4,892,439)	2,470,155	1,741,560
Refundable income taxes	(1,088,007)	(353,199)	310,795
Prepaid expenses	(26,908)	(505,674)	199,057
Other assets	43,896	(7,406)	2,442
Accounts payable and accrued liabilities	5,814,747	105,027	(2,281,418)
Net cash provided by operating activities	10,348,518	6,980,863	13,904,920
INVESTING ACTIVITIES:
Acquisition of property, plant and equipment	(8,137,693)	(7,909,389)	(6,205,837)
Proceeds from disposals of property, plant and equipment	68,596	317,102	120,176
Proceeds from disposals of other assets	0	0	700,000
Payment for acquisition of business, net of cash acquired	0	(534,392)	0
Payment for purchases of equity investments	0	(3,453,447)	(1,046,224)
Proceeds from disposals of equity investments	6,799,194	8,287,182	412,532
Net cash used for investing activities	(1,269,903)	(3,292,944)	(6,019,353)
FINANCING ACTIVITIES:
Increase (decrease) in line of credit, net	(4,734,331)	4,844,469	(511,944)
Proceeds from bank loans	3,134,565	0	0
Payments on bank loans	(2,178,255)	(2,952,328)	(2,731,213)
Payments on other long-term debt	(367,826)	(817,236)	(120,377)
Cash dividends paid	(4,615,679)	(3,720,289)	(3,702,262)
Purchases of capital stock	0	(2,613,932)	(273,901)
Net cash used for financing activities	(8,761,526)	(5,259,316)	(7,339,697)
Net increase (decrease) in cash and cash equivalents	317,089	(1,571,397)	545,870
Cash and Cash Equivalents, beginning of year	1,123,870	2,695,267	2,149,397
Cash and Cash Equivalents, end of year	1,440,959	1,123,870	2,695,267
Supplemental disclosures:
Interest paid, net of amount capitalized	450,422	502,546	545,034
Income taxes paid, net of refunds	2,083,677	721,938	(303,996)
Capital equipment additions included in accounts payable	157,126	86,264	12,495
Non-cash investing activities:
Issuance of 105,750 shares of capital stock related to acquisition of business	0	2,749,500	0
Note payable related to acquisition of business	$ 0	$ 927,443	$ 0